Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details)	Dec. 31, 2013	Dec. 31, 2012
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	771,416,047
Common stock, shares issued	5,481,811,474	5,481,811,474
Common stock, shares not reserved	2,746,772,479
Total shares authorized	9,000,000,000	9,000,000,000
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	11,732,445
Director Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	1,054,645
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	653,684,625
Convertible Securities And Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	104,944,332